Share-based Compensation (Tables)	12 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Unit Activity
The following table presents the assumptions used for the RSUs under the 2019 AEP for the relevant periods:

	Fiscal Year Ended March 31,
	2024	2023
Weighted average share price	$56.10	$41.51
Expected volatility until liquidity event	40%	40%
Time to liquidity event	0.5	0.5
Dividend yield	0.00%	0.00%
Risk free interest rate	5.52%	4.94%
The following table presents the assumptions used for the RSUs under the 2019 EIP for the fiscal year ended March 31, 2023:

Average share price	$41.51
Transaction costs	2.50%
Time to liquidity event (in years)	0.5
Discount for lack of marketability	7.50%
The following table presents the assumptions used for the RSUs under the 2022 RSU Plan for the relevant periods:

	Fiscal Year Ended March 31,
	2024	2023
Average share price	$44.52 - $48.18	$35.16 - $39.67
Transaction costs	2.50%	2.50%
Present value per RSU	$43.40 - $46.98	$33.13 - $39.67
Time to liquidity event (in years)	0.5 - 1.0	0.5 - 0.9
Discount for lack of marketability	0.00% - 7.50%	0.00% - 7.50%

Schedule Of Share-Based Payment Arrangement Commitment For Potential Payments And Liability Recognized	The table below shows the Company’s commitment for potential payments and the liability recognized as of March 31, 2023:

	As of March 31, 2023
Type of Executive Award (in millions)	Potential Fixed Monetary Amount	Accrued Liability (1)
Launch Awards	$80	$23
Annual Awards	15	9
Total	$95	$32
(1)    Includes the amount recorded for performance-based awards that were probable of achievement.

Schedule of Award Activity Under the 2022 RSU Plan
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2024	23	$42.30
Granted	1	$91.43
Vested	(16)	$41.71
Cancelled and forfeited	(1)	$41.65
Outstanding and expected to vest as of March 31, 2025	7	$47.34
(1) Awards and weighted average grant date per share exclude shares related to certain executive awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
Schedule of Omnibus Incentive Plan
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2024	2	$68.13
Granted	11	$121.63
Vested	(1)	$70.97
Cancelled and forfeited	(1)	$112.13
Outstanding and expected to vest as of March 31, 2025	11	$118.24
(1)    Awards and weighted average grant date per share exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.

Schedule of Assumptions used to Estimate Fair Value	The following table presents the assumptions used to estimate fair value:

Expected holding period (in years)	0.5
Risk-free interest rate	4.25%
Expected stock price volatility	60.00%
Dividend yield	—%

Share-Based Payment Arrangement, Expensed and Capitalized, Amount
A summary of share-based compensation cost recognized in the Consolidated Income Statements is as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Cost of sales	$26	$41	$12
Research and development	576	728	212
Selling, general and administrative	218	301	102
Pre-tax share-based compensation cost	$820	$1,070	$326
Less: income tax effect	144	210	48
Net share-based compensation cost	$676	$860	$278